Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill - Goodwill [Text Block]

Philips Group

Goodwill

in millions of EUR

	2021	2022
Balance as of January 1
Cost	9,094	11,793
Impairments	(1,080)	(1,156)
Book value	8,014	10,637

Acquisitions	2,095	317
Impairments	(15)	(1,357)
Divestments and transfers to assets classified as held for sale	(189)
Translation differences and other	732	641
Total change	2,622	(399)
Balance as of December 31
Cost	11,793	12,747
Impairments	(1,156)	(2,509)
Book value	10,637	10,238

Goodwill - Key assumptions [Text Block]

Philips Group

Key assumptions

- Interim impairment testing

	compound sales growth rate1)
	initial forecast period	extrapolation period2)	used to calculate terminal value3)	pre-tax discount rates
Sleep & Respiratory Care	1.5%	4.3%	2.5%	9.5%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the extrapolation period, after which no further growth is assumed for the terminal value calculation

Philips Group

Key assumptions

2022

	compound sales growth rate1)
	initial forecast period	extrapolation period2)	used to calculate terminal value3)	pre-tax discount rates
Ambulatory Monitoring & Diagnostics	15.4%	9.5%	2.5%	8.5%
Hospital Patient Monitoring	4.8%	3.4%	2.5%	8.5%
Image-Guided Therapy	8.7%	5.0%	2.5%	10.6%
Sleep & Respiratory Care	10.0%	5.0%	2.5%	9.9%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the extrapolation period, after which no further growth is assumed for the terminal value calculation

Philips Group

Key assumptions

2021

	compound sales growth rate1)
	initial forecast period	extrapolation period2)	used to calculate terminal value3)	pre-tax discount rates
Ambulatory Monitoring & Diagnostics	24.5%	11.9%	2.5%	7.3%
Hospital Patient Monitoring	5.4%	3.4%	2.5%	7.8%
Image-Guided Therapy	10.2%	5.4%	2.5%	8.9%
Sleep & Respiratory Care	9.2%	5.0%	2.5%	9.2%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the extrapolation period, after which no further growth is assumed for the terminal value calculation

Goodwill - Goodwill allocated to the cash-generating units [Text Block]

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

	2021	2022
Ambulatory Monitoring & Diagnostics	1,897	2,215
Hospital Patient Monitoring	1,663	1,806
Image-Guided Therapy	2,802	3,154
Sleep & Respiratory Care	2,031	731
Other (units carrying a non-significant goodwill balance)	2,245	2,332
Book value	10,637	10,238